Prospectus supplement dated December 10, 2018
to the following prospectus(es):
BOA IV, Nationwide Destination B (2.0), Nationwide Destination B NY (2.0), Nationwide Destination Navigator (2.0), Nationwide Destination Navigator NY (2.0), Nationwide Destination All American Gold (2.0), Nationwide Destination All American Gold NY (2.0), Nationwide Destination Architect 2.0, Nationwide Destination Freedom+ Variable Annuity, BOA CVUL Future, BAE Future Corporate FPVUL, Next Generation Corporate Variable Universal Life, Future Executive VUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York , Nationwide YourLife Protection VUL, Marathon Performance VUL, Nationwide YourLife Accumulation VUL, Nationwide YourLife Survivorship VUL, BOA America's VISION Annuity , BOA America's FUTURE Annuity II , Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, America's Horizon Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, BOA Elite Venue Annuity, Nationwide Destination B , Nationwide Destination L , BOA America's Future Annuity, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, BOA V, NEA Valuebuilder Select, BOA FPVUL, BOA TNG, BOA ChoiceLife FPVUL, BOA The Next Generation II FPVUL, NLIC Options Plus, NLIC Options Premier, Nationwide Destination C, Nationwide Destination EV (2.0), Nationwide Destination EV NY (2.0), Nationwide Destination L (2.0), Nationwide Destination L NY (2.0), America's marketFLEX II Annuity, America's marketFlex Edge Annuity, and America's marketFLEX Advisor Annuity dated May 1, 2018
America's marketFLEX Annuity and BOA America's Exclusive Annuity II dated May 1, 2016
BOA America's Income Annuity dated May 1, 2014
BOA Choice Venue Annuity II, Nationwide Income Architect Annuity, Nationwide Destination EV, Nationwide Destination Navigator, Nationwide Destination Navigator (New York), BOA Choice Venue Annuity, BOA Choice Annuity, Key Choice, and Paine Webber Choice Annuity dated May 1, 2013
Schwab Income Choice Variable Annuity dated May 1, 2012
Schwab Custom Solutions Variable Annuity dated May 1, 2010
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Protection Survivorship Life, and Marathon VUL dated May 1, 2009
NLIC Survivor Options Premier, NLIC Survivor Options Elite, NLAIC Survivor Options Premier, NLAIC Options Premier, Nationwide Enterprise The Best of America Annuity, BOA TruAccord Variable Annuity, BOA MSPVL, BOA MSPVL II, BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, Nationwide Options Select - New York, BOA CVUL Future, BOA CVUL, INVESCO PCVUL, Newport PCVUL, and Nationwide Options Select dated May 1, 2008
BOA Exclusive dated May 1, 2004
ElitePRO LTD and ElitePRO Classic dated May 1, 2003
NLAIC Options VL, BOA InvestCare, BOA SPVL, and BOA Last Survivor FPVUL dated May 1, 2002
NLIC Survivor Options Plus, NLIC Special Product, and NLAIC Survivor Options VL dated May 1, 2000
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
PROS-2018-089

•	On December 5, 2018, at a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust (the "Trust"), the Board approved the termination of Logan Circle Partners, L.P. as the subadviser to the Nationwide Variable Insurance Trust – NVIT Multi Sector Bond Fund (the "Fund") and approved the appointment of Amundi Pioneer Institutional Asset Management, Inc. as the Fund’s new subadviser.
•	The Fund is renamed "Amundi NVIT Multi Sector Bond Fund" and all references in the prospectus to the Fund’s former name are replaced accordingly.
•	These changes are anticipated to take effect before the end of January 2019.
PROS-2018-089
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